RELATED PARTY ACTIVITY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2021	Apr. 17, 2018
Due To Related Parties		$ 1,507,418	$ 2,294,570
Due To Management			49,452
Due To Management And Shareholders			45,302
Company Fees				50.00%
Fair Value Of Restricted Shares		54,000
Blue Collar
Revenues		$ 385,988
Accounts Receivable			$ 355
Mr. Reginald Thomas [Member]
Amount Received Per Quarter Under Agreement	$ 10,000
Common Stock Shares Restricted, Shares	1,000,000
Fair Value Of Restricted Shares	$ 120,000
Suspended Amount	$ 10,000